FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 10:-FAIR VALUE MEASUREMENTS

The following tables present the fair value of money market funds and marketable securities as of December 31, 2021 and 2022:

	December 31,
	2021			2022
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$204,367	$-	$204,367	$206,228	$-	$206,228
Corporate debentures	-	1,818	1,818	-	-	-
Commercial paper	-	14,076	14,076	-	2,998	2,998

Marketable securities:
Corporate debentures and commercial paper	-	453,315	453,315	-	402,166	402,166
Government debentures	-	47,280	47,280	-	126,683	126,683

Total assets measured at fair value	$204,367	$516,489	$720,856	$206,228	$531,847	$738,075

As of December 31, 2022, the estimated fair value of the Company's convertible senior notes, as further described in Note 11, was $599.7 million. The fair value was determined based on the closing quoted price of the convertible senior notes as of the last day of trading for the period, and is considered Level 2 measurement. The fair value of the convertible senior notes is primarily affected by the trading price of the Company`s common stock and market interest rates.